Interest and Inflation Income (Details) - Schedule of interest expense - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at amortised cost
Financial liabilities at amortised cost	$ 1,708,075	$ 571,546	$ 549,685
Total financial cost	2,516,544	1,109,746	638,479
Hedged of Interest [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	1,088,402	284,978	398,554
Total financial cost	2,276,042	(193,213)	29,418
Hedged of Inflation Adjustments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	619,673	286,568	151,131
Total financial cost	240,502	1,302,859	563,182
Demand Deposits [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	25,646	19,471	15,102
Demand Deposits [Member] | Hedged of Interest [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	13,623	14,533	13,576
Demand Deposits [Member] | Hedged of Inflation Adjustments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	12,023	4,938	1,526
Time Deposits And Liabilities [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	879,124	109,400	161,967
Time Deposits And Liabilities [Member] | Hedged of Interest [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	759,511	88,949	141,091
Time Deposits And Liabilities [Member] | Hedged of Inflation Adjustments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	119,613	20,451	20,876
Repurchase Agreements [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	15,774	839	1,899
Repurchase Agreements [Member] | Hedged of Interest [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	15,774	839	1,899
Repurchase Agreements [Member] | Hedged of Inflation Adjustments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost
Interbank loans [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	98,357	43,692	45,176
Interbank loans [Member] | Hedged of Interest [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	98,357	43,692	45,176
Interbank loans [Member] | Hedged of Inflation Adjustments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost
Issued debt instruments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	622,810	361,736	300,668
Issued debt instruments [Member] | Hedged of Interest [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	174,707	133,583	186,672
Issued debt instruments [Member] | Hedged of Inflation Adjustments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	448,103	228,153	113,996
Other financial liabilities [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	66,364	36,408	24,873
Other financial liabilities [Member] | Hedged of Interest [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	26,430	3,382	10,140
Other financial liabilities [Member] | Hedged of Inflation Adjustments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	39,934	33,026	14,733
Lease contracts [Member]
Financial liabilities at amortised cost
Total financial cost	2,862	2,283	2,651
Lease contracts [Member] | Hedged of Interest [Member]
Financial liabilities at amortised cost
Total financial cost	2,862	2,283	2,651
Lease contracts [Member] | Hedged of Inflation Adjustments [Member]
Financial liabilities at amortised cost
Total financial cost
Regulatory capital financial instruments [Member]
Financial liabilities at amortised cost
Total financial cost	239,677	128,636	71,978
Regulatory capital financial instruments [Member] | Hedged of Interest [Member]
Financial liabilities at amortised cost
Total financial cost	66,728	54,211	45,879
Regulatory capital financial instruments [Member] | Hedged of Inflation Adjustments [Member]
Financial liabilities at amortised cost
Total financial cost	172,949	74,325	26,099
Others equity instruments [Member]
Financial liabilities at amortised cost
Total financial cost	28,234	4,995
Others equity instruments [Member] | Hedged of Interest [Member]
Financial liabilities at amortised cost
Total financial cost	28,234	4,995
Hedging accounting [Member]
Financial liabilities at amortised cost
Total financial cost	537,696	402,286	14,165
Hedging accounting [Member] | Hedged of Interest [Member]
Financial liabilities at amortised cost
Total financial cost	1,089,816	(539,680)	(371,787)
Hedging accounting [Member] | Hedged of Inflation Adjustments [Member]
Financial liabilities at amortised cost
Total financial cost	$ (552,120)	$ 941,966	$ 385,952